Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 267.6	$ 292.9
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	266.1	291.6
Total defined benefit obligation of funded plans	(41.5)	(72.6)
Employee future benefit liabilities	(55.1)	(90.0)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(307.6)	(364.2)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(13.6)	(17.4)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.5	1.3
Total defined benefit obligation of funded plans	0.1	(0.6)
Employee future benefit liabilities	(102.9)	(130.2)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(1.4)	(1.9)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (103.0)	$ (129.6)